POST RETIREMENT BENEFIT PLAN - One-percentage-point change in assumed health care cost trend rates (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Effect on total of service and interest cost, 1-Percentage-Point Increase	$ 89
Effect on postretirement benefit obligation, 1-Percentage-Point Increase	1,258
Effect on total of service and interest cost, 1-Percentage-Point Decrease	(69)
Effect on postretirement benefit obligation, 1-Percentage-Point Decrease	$ (1,007)